Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events

22.	Subsequent Events

Subsequent to September 30, 2022, the Company issued 2,840,000 shares pursuant to the exercise of 2,840,000 warrants ranging from $0.10 - $0.31 CAD (USD$0.08 – $0.27) for gross proceeds of $405,400 CAD (USD$337,400).

Subsequent to September 30, 2022, the Company issued 1,500,000 shares and granted 750,000 warrants pursuant to the exercise of 1,500,000 broker warrant units at $0.31 CAD (USD$0.27) for gross proceeds of $465,000 CAD (USD$338,462).

Subsequent to September 30, 2022, the Company issued 300,000 shares pursuant to the exercise of 300,000 options at $0.08 CAD (approximately USD$0.06) for gross proceeds of $24,000 CAD (USD$18,000).

Subsequent to September 30, 2022, the Company issued 600,000 shares pursuant to the grant and immediate vesting of RSUs.

Subsequent to September 30, 2022, the Company granted 250,000 broker warrants pursuant to the public offering completed in June 2022 of units of the Company at a price of $0.31 CAD per unit. Each warrant entitles the holder to acquire one common share at an exercise price of $0.50 for 36 months from the date of grant.

On October 21, 2022, the Company announced that it is electing to accelerate all Warrants issued during March 2021. The Warrants issued in March 2021 contain the following language: “In the event that company’s share prices close at a price of CAD $0.15 per share for a period of 10 consecutive trading days on the Canadian Security Exchange, the Company may accelerate the term of the March 2021 Warrants to a period of 30 days following notice by providing notice to the warrant holders in writing or by news release.” (“the Notice”) On November 21, 2022, a total of 12,442,663 warrants were accelerated pursuant to the Notice of which, 9,501,584 were exercised and 2,941,079 expired.

During November 2022, the Company commenced natural gas production from the South Akcakoca and Akcakoca-3 wells.